Investment and its valuations (Tables)	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
Schedule of investments

Investments in Horizon Shipyard Inter Globe (M) Sdn. Bhd. (“Horizon”) consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at January 1, 2025 and 2024	$88,908	$4,343
Investments during the period / year	-	85,293
Share of losses of associate	(4,029)	(710)
Foreign exchange difference	4,833	(18)
Balance at June 30, 2025 and December 31, 2024	$89,712	$88,908